Stock Incentive Plans (Stock options outstanding) (Details 2) (USD $)					9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014 Stock options	Dec. 31, 2013 Stock options	Sep. 30, 2014 Stock options $0.01 - $1.07	Sep. 30, 2014 Stock options $2.00 - $2.20	Dec. 31, 2013 Stock options $2.00 - $2.20	Sep. 30, 2014 Stock options $11.60 - $50.00	Dec. 31, 2013 Stock options $11.60 - $50.00	Dec. 31, 2013 Stock options $50.01 - $90.80	Dec. 31, 2013 Stock options $127.60 - $207.60	Dec. 31, 2013 Stock options $420.00 - $588.80	Sep. 30, 2014 Stock options $50.01 - $90.80	Sep. 30, 2014 Stock options $127.60 - $167.60	Sep. 30, 2014 Stock options $207.60 - $588.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price							$ 0.01	$ 2.00	$ 2.00	$ 11.60	$ 11.60	$ 50.00	$ 127.60	$ 420.00	$ 50.01	$ 127.60	$ 207.60
Upper range of price							$ 1.07	$ 2.20	$ 2.20	$ 50.00	$ 50.00	$ 90.80	$ 207.60	$ 588.80	$ 90.80	$ 167.60	$ 588.80
Options Outstanding, Number Outstanding	1,303,504	284,829	284,829	578,257	1,303,504	284,829	1,019,000	154,288	154,288	11,175	39,406	56,463	33,666	1,006	84,694	28,166	6,181
Options Outstanding, Weighted Average Remaining Contractual Life (in years)					8 years 26 days	6 years 4 months 21 days	8 years 9 months	6 years 11 months 1 day	7 years 7 months 28 days	5 years 9 months 4 days	5 years 4 months 28 days	4 years 9 months 29 days	4 years 5 months 12 days	1 year 9 months 18 days	4 years 1 month 20 days	3 years 2 months 1 day	3 years 6 months 7 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 9.35	$ 39.46	$ 39.46	$ 26.22	$ 9.35	$ 39.39	$ 1.07	$ 2.02	$ 2.02	$ 22.44	$ 37.61	$ 70.24	$ 148.20	$ 485.37	$ 61.40	$ 136.60	$ 241.28
Options Exercisable, Number Exercisable	408,504	246,559	194,058		408,504	246,559	124,000	154,288	116,018	11,175	39,406	56,463	33,666	1,006	84,694	28,166	6,181
Options Exercisable, Weighted Average Exercise Price	$ 27.5	$ 45.28	$ 56.62		$ 27.5	$ 45.19	$ 1.07	$ 2.02	$ 2.02	$ 22.44	$ 37.61	$ 70.24	$ 148.20	$ 467.05	$ 61.40	$ 136.60	$ 241.28
Options Outstanding, Weighted-Average Remaining Contractual Life, Exercisable (in years)					5 years 5 months 9 days	6 years 2 months 9 days